Annual Total Returns [BarChart] - ClearBridge International Value Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(11.96%)
Annual Return 2012	23.16%
Annual Return 2013	23.62%
Annual Return 2014	(9.87%)
Annual Return 2015	(3.68%)
Annual Return 2016	3.30%
Annual Return 2017	23.24%
Annual Return 2018	(22.52%)
Annual Return 2019	13.72%
Annual Return 2020	0.60%